Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Issued capital [member]	Contributed surplus [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2023	$ 13,517	$ 3,874	$ 4,356	$ (712)	$ 21,035
IfrsStatementLineItems [Line Items]
Net loss			(1,401)		(1,401)
Foreign currency translation adjustments				(456)	(456)
Actuarial gain on defined benefit plan (note 8)
Comprehensive income			(1,401)	(456)	(1,857)
Share-based compensation costs		14			14
Balance at Mar. 31, 2024	13,517	3,888	2,955	(1,168)	19,192
Balance at Dec. 31, 2024	22,486	4,268	(12,110)	(1,483)	13,161
IfrsStatementLineItems [Line Items]
Net loss			(3,655)		(3,655)
Foreign currency translation adjustments				(496)	(496)
Actuarial gain on defined benefit plan (note 8)			1,110		1,110
Comprehensive income			(2,545)	(496)	(3,041)
Share-based compensation costs		7			7
Exercise of warrants (note 9)	17				17
Balance at Mar. 31, 2025	$ 22,503	$ 4,275	$ (14,655)	$ (1,979)	$ 10,144